Accumulated Other Comprehensive Income (Loss) - Components of accumulated other comprehensive income included in stockholders' equity (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net-of-tax amount	$ (1,176,294)	$ 790,341
Net unrealized gain (loss) on securities available-for-sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss) on securities available-for-sale	(1,782,264)	1,197,486
Tax effect	605,970	(407,145)
Net-of-tax amount	$ (1,176,294)	$ 790,341